Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid Expense and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2016	2017
Advance to EMS providers (1)	$24,937	$16,200
Receivable for non-inventory sales	7,293	5,498
Other prepaid and current assets	6,579	3,564
Less: allowance for doubtful accounts	—	(1,086)

	$38,809	$24,176

(1)	EMS providers manufacture the mobile phone based on the Company’s design.

Prepaid Expense And Other Current Assets
Movement of Allowance for Doubtful Accounts	Movement of allowance for doubtful accounts was as follows:

	2015	2016	2017
Balance at beginning of the year	$—	$—	$—
Charge to expenses	—	—	1,086

Balance at end of the year	$—	$—	$1,086